Leases - Schedule of the Operating Leases Related Assets and Liabilities (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of the Operating Leases Related Assets and Liabilities [Abstract]
Operating lease ROU assets, net	$ 5,496,985	$ 707,162	$ 1,113,926
Operating lease liabilities – current	1,935,187	248,953	204,156
Operating lease liabilities – non-current	3,004,974	$ 386,576	61,229
Operating lease liabilities	$ 4,940,161		$ 265,385